FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Interest Rate Derivatives
We have entered into the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR:

Instrument (in thousands of $)	Year End	Notional Amount	Maturity Dates			Fixed Interest Rate
Interest rate swaps:
Receiving floating, pay fixed	December 31, 2015	863,184	2018	to	2022	1.07%	to	2.96%
Receiving floating, pay fixed	December 31, 2014	919,130	2015	to	2020	0.92%	to	2.96%

Schedule of Derivative Instruments Gain (Loss)
The effect of cash flow hedging relationships relating to interest rate swap agreements on the statements of operations is as follows:

Derivatives designated as hedging instruments		Effective portion gain/(loss) reclassified from Accumulated Other Comprehensive Loss			Ineffective Portion
(in thousands of $)	Location	2015	2014	2013	2015	2014	2013
Interest rate swaps	Other financial items, net	(2,532)	(1,339)	775	411	(1,210)	1,015

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income
Accordingly, the net loss recognized in accumulated other comprehensive income is as follows:

Derivatives designated as hedging instruments	Amount of gain/ (loss) recognized in OCI on derivative (effective portion)
(in thousands of $)	2015	2014	2013
Cross currency interest rate swap	(4,933)	(184)	1,080
The effect of cash flow hedging relationships relating to interest rate swap agreements excluding the cross currency interest rate swap on the statements of other comprehensive income is as follows:

Derivatives designated as hedging instruments	Amount of gain/ (loss) recognized in OCI on derivative (effective portion)
(in thousands of $)	2015	2014	2013
Interest rate swaps	(174)	492	5,515

Schedule of Notional Amounts of Outstanding Derivative Positions
As of December 31, 2014, we had the following foreign currency forward contract:

	Notional Amount			Average forward
Instrument (in thousands)	Receiving in foreign currency	Pay in USD	Maturity Date	rate USD foreign currency
Currency rate swaps:
Singapore dollars	563	441	2015	1.276

Cross currency interest rate swap

As of December 31, 2015 and 2014, the details of our cross currency interest rate swap are as follows:

	Interest rate element		Currency element
			Notional Amount			Average forward rate USD foreign currency
Instrument (in thousands)	Notional Amount	Fixed Interest Rate	Receiving in Norwegian Kroner	Pay in USD	Maturity Date
Cross currency interest rate swap	227,193	6.485%	1,300,000	227,193	2017	5.722

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The carrying value and estimated fair value of our financial instruments at December 31, 2015 and 2014 are as follows:

(in thousands of $)	Fair Value Hierarchy(1)	2015 Carrying Value	2015 Fair Value	2014 Carrying Value	2014 Fair Value
Non-Derivatives:
Cash and cash equivalents	Level 1	40,686	40,686	98,998	98,998
Restricted cash	Level 1	193,273	193,273	172,383	172,383
Short-term debt due to related party	Level 3	—	—	20,000	20,000
High-Yield and 2015 Norwegian Bonds(1)	Level 1	297,007	298,845	174,450	173,578
Short-term and long-term debt—floating(2)	Level 2	1,047,781	1,047,781	858,082	858,082
Obligations under capital leases(2)	Level 2	143,112	143,112	150,997	150,997
Derivatives:
Interest rate swaps asset(3)(4)	Level 2	1,881	1,881	3,617	3,617
Interest rate swaps liability(3)(4)	Level 2	15,540	15,540	15,222	15,222
Cross currency interest rate swap liability(3)(5)	Level 2	89,015	89,015	56,639	56,639
Foreign currency swaps liability(3)	Level 2	—	—	16	16
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(1)
This pertains to bonds with a carrying value of $297.0 million as of December 31, 2015 which is included under long-term debt on the balance sheet. The fair value of the bonds as of December 31, 2015 was $298.8 million (2014: $173.6 million), which represents 100.6% (2014: 99.5%) of their face value.

(2)	Our debt and capital lease obligations are recorded at amortized cost in the consolidated balance sheets.

(3)	Derivative liabilities are captured within other current liabilities and derivative assets are captured within long-term assets on the balance sheet.

(4)
The fair value/carrying value of interest rate swap agreements (excluding the cross currency interest rate swap described in footnote 5) that qualify and are designated as cash flow hedges as of December 31, 2015 and 2014 was $1.6 million (with a notional amount of $142.5 million) and $2.0 million (with a notional amount of $211.6 million), respectively. The expected maturity of these interest rate agreements is from May 2015 to March 2018.

(5)
We issued NOK denominated senior unsecured bonds. In order to hedge our exposure, we entered into a non-amortizing cross currency interest rate swap agreement. The swap hedges both the full redemption amount of the NOK obligation and the related quarterly interest payments. We designated the cross currency interest rate swap as a cash flow hedge.

Offsetting Assets
However, if we were to offset and record the asset and liability balance of derivatives on a net basis, the amounts presented in our consolidated balance sheets as of December 31, 2015 and 2014 would be adjusted as detailed in the following table:

	December 31, 2015			December 31, 2014
(in thousands of $)	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount
Total asset derivatives	1,881	(1,881)	—	3,617	(1,831)	1,786
Total liability derivatives	15,540	(1,881)	13,659	15,222	(1,831)	13,391

Offsetting Liabilities
However, if we were to offset and record the asset and liability balance of derivatives on a net basis, the amounts presented in our consolidated balance sheets as of December 31, 2015 and 2014 would be adjusted as detailed in the following table:

	December 31, 2015			December 31, 2014
(in thousands of $)	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount
Total asset derivatives	1,881	(1,881)	—	3,617	(1,831)	1,786
Total liability derivatives	15,540	(1,881)	13,659	15,222	(1,831)	13,391